SUPPLEMENTARY CASH FLOW INFORMATION - Net Change in Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net (increase)/decrease in:
Trade and other receivables	$ (0.2)	$ 21.1
Inventories	(17.8)	11.0
Other assets	(35.1)	(2.0)
Net increase/(decrease) in:
Trade and other payables	16.6	20.8
Other liabilities	13.8	(7.8)
Movement in above related to foreign exchange	8.7	(17.8)
Net change in working capital	$ (14.0)	$ 25.3